Labor and social obligations (Details Narrative) R$ / shares in Units, R$ in Thousands				1 Months Ended			12 Months Ended
	Sep. 14, 2022 Number	Jul. 11, 2022 Number	Jul. 08, 2022 R$ / shares	Sep. 30, 2022 R$ / shares shares	Jul. 31, 2022 R$ / shares shares	May 18, 2022 Number	Dec. 31, 2022 BRL (R$) Number R$ / shares	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Compensation of employees							R$ 24,248	R$ 25,587	R$ 9,514
Strike price | R$ / shares			R$ 71.22
Average incremental fair value | R$ / shares							R$ 3.84
Number of stock option granted | Number	1,234,919	1,234,919				1,234,919	1,234,919	1,170,000	477,220
Granted | shares				4,678	442,546
Fair values at grant date | R$ / shares				R$ 72.59	R$ 48.24
social obligations liabilities							R$ 2,167
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Proportion percentage							10.00%
Restricted Stock Units 1 [Member]
IfrsStatementLineItems [Line Items]
Proportion percentage							20.00%
Restricted Stock Units 2 [Member]
IfrsStatementLineItems [Line Items]
Proportion percentage							30.00%
Restricted Stock Units 3 [Member]
IfrsStatementLineItems [Line Items]
Proportion percentage							40.00%
Share Based Compensation Plans [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense							R$ 27,242	R$ 43,377	R$ 32,610
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense							R$ 4,032